Restricted Cash	9 Months Ended
Sep. 30, 2020
Cash and Cash Equivalents [Abstract]
Restricted Cash

Note 4 – Restricted Cash

As of September 30, 2020, the Company did not have any restricted cash. Previously, the Company had maintained a restricted cash balance in connection with a vendor litigation matter with ATSCO, Inc. (see Note 9 - Commitments and Contingencies - Litigations Claims and Assessments). The matter was resolved on July 20, 2020, and on August 28, 2020 ATSCO took possession of the restricted cash as full settlement of the dispute.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the balance sheet as of September 30, 2019 and that sum to the total of the same amounts shown in the statement of cash flows for the nine months ending September 30, 2019 with the comparative cash balance without restricted cash as of September 30, 2020.

	As of September 30,
	2020	2019
Cash and cash equivalents	$5,629,003	$2,943,409
Restricted cash	-	810,055
Total cash, cash equivalents, and restricted cash in the balance sheets	$5,629,003	$3,753,464